Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 184,551	$ 487,255	$ 2,323
Short-term investments	36,323	30,335
Accounts receivable, net of allowance for doubtful accounts of $1,854 and $292, respectively	24,612	16,525	983
Other receivables	1,195	969	1,131
Inventory	75,317	16,211	7,421
Prepaid expenses and other current assets	36,633	3,007	545
Total current assets	358,631	554,302	12,403
Property and equipment, net	147,558	80,214	39,985
Intangible assets, net	331,983	4,486	934
Goodwill	154,954
Investments	23,195	16,911
Deposits and other assets	7,810	754	626
Total assets	1,024,131	656,667	53,948
Current liabilities
Accounts payable	24,368	10,649	5,563
Accrued expenses and other current liabilities	151,288	14,818	2,021
Accrued obligations under capital lease	252	470	379
Current portion of long-term debt			9,432
Privateer Holdings debt facilities			32,826
Total current liabilities	175,908	25,937	50,221
Accrued obligations under capital lease	9,032	8,286	8,579
Deferred tax liability	53,624	4,424
Convertible Notes, net of issuance cost	425,400	420,367
Total liabilities	663,964	459,014	58,800
Stockholders' equity
Capital stock (none authorized, issued or outstanding at December 31, 2018; 1 share authorized, issued and outstanding at December 31, 2017)		0	0
Additional paid-in capital	526,830	302,057	31,736
Accumulated other comprehensive income	6,858	3,763	3,866
Accumulated deficit	(173,531)	(108,177)	(40,454)
Total stockholders' equity	360,167	197,653	(4,852)
Total liabilities and stockholders' equity	1,024,131	656,667	$ 53,948
Class 1 common stock [Member]
Stockholders' equity
Common stock value	2	2
Class 2 common stock [Member]
Stockholders' equity
Common stock value	$ 8	$ 8